VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

February 2, 2018

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Voya Insurance and Annuity Company
Post-Effective Amendment No. 1 to the Registration Statement on Form S-3

Prospectus Title:  Voya GoldenSelect Guarantee Annuity

File No.: 333-203649*

Termination of the Offering

Ladies and Gentlemen:

This Post-effective Amendment No. 1 to the Registration Statement on Form S-3 with respect to the Voya GoldenSelect Guarantee Annuity (File No. 333-203649) (the “Registration Statement”) is being filed pursuant to Item 512(a)(3) of Registration S-K under the Securities Act of 1933, as amended, to remove from registration those securities of Voya Insurance and Annuity Company (the “Company”) that were previously registered by the Registration Statement and that were not sold in the offering. The Voya GoldenSelect Guarantee Annuity is a group and individual single premium deferred modified guaranteed annuity contract (the “Contract”) with a market value adjustment (“MVA”) feature and that provides a means to invest in the fixed account (the “Fixed Account”) and earn a guaranteed fixed interest rate for selected guaranteed interest periods.

Effective February 13, 2018 (the “Effective Date”), the Contract will be endorsed or otherwise amended to limit any negative MVA that the Company may apply to amounts surrendered, withdrawn or applied to an annuity payment option (hereinafter referred to as “Withdrawals”) from the Fixed Account. More specifically, on and after the Effective Date, the Company will limit future negative MVA that the Company may apply to any Withdrawals from the Fixed Account so that any such MVAs will not cause the Fixed Account value to be less than the following “Floor Guarantee”:

•     100% of premiums or other amounts allocated to the Fixed Account, accumulated while so allocated with interest at an effective annual rate equal to the greater of (i) any guaranteed minimum interest rate (“GMIR”) applicable to the Fixed Account and (ii) 1.5%; minus

•     The amount of any Withdrawals from the Fixed Account (before applying any positive or negative MVAs); minus

•     Any applicable surrender charges.

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* Pursuant to Rule 415(a)(6) of the Securities Act of 1933, the securities registered by this registration statement include unsold securities previously registered for sale pursuant to the registrant’s registration statement on Form S-3 (File No. 333-133155).

U.S. Securities and Exchange Commission

The Company will continue to apply any positive MVA that would apply to Withdrawals from the Fixed Account that would increase the Contract’s Fixed Account value.

Additionally, the GMIR applicable to the Fixed Account will be increased to 1.5% if prior to the Effective Date the applicable GMIR was less than 1.5%.

On and after the Effective Date the Company will no longer consider the market value adjusted interests in the Fixed Account under the Contract to be securities registered under the Securities Act of 1933.

The Company does not intend to use the Registration Statement to sell any other securities. Therefore, the offering is being terminated as of the close of business on February 13, 2018, and the Company hereby removes from registration any securities that remain unsold under the Registration Statement as of that time and date, or such time and date as this Registration Statement becomes effective.

If you have any questions regarding this submission, please call the undersigned at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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